Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents.
Cash at banks	€ 37,755	€ 74,199
Deposits	37,639	75,209
Money market funds	17,019
Total cash and cash equivalents	€ 92,413	€ 149,408	€ 118,925	€ 94,775